LEASES - Future Minimum Payments (Details) $ in Thousands	Jan. 03, 2021 USD ($)
Leases [Abstract]
2021	$ 10,106
2022	8,674
2023	6,756
2024	5,325
2025	3,880
Thereafter	2,928
Total	$ 37,669